Provisions - Schedule of Provisions and Liabilities (Details) £ in Millions	6 Months Ended
Jun. 30, 2024 GBP (£)
Disclosure of other provisions [line items]
Provisions at beginning of the period	£ 2,077
Exchange and other adjustments	(4)
Provisions applied	(479)
(Credit) charge for the period	194
Provisions at end of the period	1,788
Provisions for financial commitments and guarantees
Disclosure of other provisions [line items]
Provisions at beginning of the period	322
Exchange and other adjustments	0
Provisions applied	0
(Credit) charge for the period	(43)
Provisions at end of the period	279
Regulatory and legal provisions
Disclosure of other provisions [line items]
Provisions at beginning of the period	1,105
Exchange and other adjustments	(2)
Provisions applied	(216)
(Credit) charge for the period	95
Provisions at end of the period	982
Other
Disclosure of other provisions [line items]
Provisions at beginning of the period	650
Exchange and other adjustments	(2)
Provisions applied	(263)
(Credit) charge for the period	142
Provisions at end of the period	£ 527